Financial Instruments (Details 13) - Interest rate risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Net exposure	R$ (1,837,672)	R$ (53,400)
Loans and borrowings
Financial instruments
Net exposure	(3,450,483)	(1,051,358)
Financial investments
Financial instruments
Net exposure	1,430,566	925,383
Accounts receivable and other assets
Financial instruments
Net exposure	R$ 182,245	R$ 72,575